Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss - basic	$ (2,438,964)	$ (12,459)
Adjustments for:
Share-based compensation	7,216	15,894
Unrealized foreign exchange loss (gain)	9,232	(62,753)
Exploration and evaluation	14,011	11,764
Depletion and depreciation	486,380	731,686
Impairments	2,360,220	187,822
Non-cash financing, accretion and early redemption expense	18,907	18,448
Non-cash other income	(2,128)	0
Unrealized financial derivatives loss	18,500	82,817
Gain on dispositions	(901)	(2,238)
Deferred income tax recovery	(160,967)	(68,555)
Asset retirement obligations settled	7,168	15,417
Change in non-cash working capital	48,758	(52,070)
Cash provided by (used in) operating activities	353,096	834,939
Financing activities
Increase (decrease) in credit facilities	143,248	(7,775)
Payments on lease obligations	(5,925)	(5,956)
Net proceeds from issuance of long-term notes	652,150	0
Redemption of long-term notes	(833,672)	(198,128)
Cash provided by financing activities	(44,199)	(211,859)
Investing activities
Additions to exploration and evaluation assets	(4,490)	(2,948)
Additions to oil and gas properties	(275,850)	(549,343)
Additions to other plant and equipment	(2,280)	(552)
Property acquisitions	0	(3,667)
Proceeds from dispositions	182	1,487
Change in non-cash working capital	(32,031)	(62,485)
Cash used in investing activities	(314,469)	(617,508)
Change in cash	(5,572)	5,572
Cash, beginning of year	5,572	0
Cash, end of year	0	5,572
Supplementary information
Interest paid	102,358	112,241
Income taxes paid	$ 1,155	$ 1,160